Segment Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 895,813	$ 1,126,777	$ 1,042,192
US Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	467,266	753,130	726,670
Canada Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	168,874	164,120	144,368
Europe And South Africa Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	58,714	60,121	53,481
Asia Pacific Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	191,957	141,001	110,227
Corporate And Other Segment Reporting Information [Member]
Depreciation, Depletion and Amortization [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 9,002	$ 8,405	$ 7,446